Investment Securities - Amortized Cost and Estimated Fair Value of Available for Sale and Held to Maturity Securities Portfolio (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Investments Debt And Equity Securities [Abstract]
Due after one but within five years, Amortized Cost	$ 50,029
Due after five but within ten years, Amortized Cost	28,586
Due after ten years, Amortized Cost	15,075
Mortgage backed securities, Amortized Cost	26,195
Available-for-sale Securities, Amortized Cost	119,885
Due after one but within five years, Estimated Fair Value	49,608
Due after five but within ten years, Estimated Fair Value	28,132
Due after ten years, Estimated Fair Value	14,445
Mortgage backed securities, Estimated Fair Value	25,648
Fair Value	$ 117,833